Net loss per share - Schedule of Basic and Diluted Net Loss per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net loss	$ (11,317)	$ (5,127)	$ (27,331)	$ (23,233)	$ (31,823)	$ (23,067)
Weighted-average number of shares outstanding used in computing net loss per share, basic and diluted	15,134,422	10,532,926	12,971,641	9,687,078	10,160,879	8,004,804
Net loss per share, basic and diluted	$ (0.75)	$ (0.49)	$ (2.11)	$ (2.40)	$ (3.13)	$ (2.88)